Leases liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of lease accounts payable movements [Line Items]
Opening Balance	R$ 57,480
Ending Balance	304,097	R$ 57,480
Movement of leases payable
Disclosure of lease accounts payable movements [Line Items]
Opening Balance	57,480	47,059
Addition of payable leases	393,127	129,551
Appropriation of interest on leases payable	16,669	3,434
Principal payments on leases payable	(161,731)	(112,459)
Interest payments on leases payable	(16,343)	(2,650)
Contracts terminated in leases payable	0	(5,532)
Initial collection of leases payable	0	35
Exchange rate variation of leases payable	14,895	(1,958)
Ending Balance	304,097	57,480
Movement of leases payable | Leases - Fleets to be paid
Disclosure of lease accounts payable movements [Line Items]
Opening Balance	0	0
Addition of payable leases	226,025
Appropriation of interest on leases payable	12,668
Principal payments on leases payable	(8,820)
Interest payments on leases payable	(12,668)
Ending Balance	217,205	0
Movement of leases payable | Leases of non-material value payable
Disclosure of lease accounts payable movements [Line Items]
Opening Balance	57,480	47,059
Addition of payable leases	167,102	129,551
Appropriation of interest on leases payable	4,001	3,434
Principal payments on leases payable	(152,911)	(112,459)
Interest payments on leases payable	(3,675)	(2,650)
Contracts terminated in leases payable		(5,532)
Initial collection of leases payable		35
Exchange rate variation of leases payable	14,895	(1,958)
Ending Balance	R$ 86,892	R$ 57,480